Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The following table and supporting graphics present information relating to executive compensation and financial performance measures for the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021, in satisfaction of Item 402(v) of Regulation S-K. Please see the Compensation Discussion & Analysis for an overview of Allient’s compensation programs.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	EBITDA (in thousands)(6)	Revenue (in thousands)	Adjusted Diluted Earnings Per Share(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4,5)
2021	$3,907,236	$6,191,856	$779,180	$1,038,750	$107.39	$116.13	$24,094	$44,456	$403,516	$1.60
2022	$4,663,141	$4,229,571	$786,565	$736,999	$102.77	$98.14	$17,389	$56,859	$502,988	$1.88
2023	$4,373,276	$3,534,648	$687,999	$498,841	$89.50	$137.51	$24,097	$67,151	$578,634	$2.30
2024	$2,907,581	$2,052,586	$560,134	$415,867	$72.26	$148.41	$13,166	$56,045	$529,968	$1.49
2025	$3,530,820	$5,855,732	$738,724	$1,019,365	$160.50	$166.84	$22,034	$67,316	$554,478	$2.17

(1)	Principal Executive Officer (“PEO”) represents Richard S. Warzala, Chairman of the Board of Directors, President and Chief Executive Officer of the Company.
(2)
Named Executive Officers (“NEOs”) represents Ashish R. Bendre, Vice President and President of Allient Orion Group, and Helmut D. Pirthauer, Vice President and President of Allient Dynamos Group for each of the years presented. In the years 2021-2024, Michael R. Leach, Senior Vice President and Robert P. Maida, Senior Vice President and President of Allient Innovum Group were represented as an NEOs. Michael R. Leach retired in June 2024. Robert P. Maida retired in September 2023. In 2023, Kenneth A. May, Chief Technology Officer was represented as an NEO. In 2024 and 2025, James A. Michaud, Senior Vice President and Chief Financial Officer, and Stephen R. Warzala, Chief Growth Officer and President of Allient Defense Business Unit were represented as NEOs.

(3)
Compensation Actually Paid represents the amounts presented in the Summary Compensation Table, modified to adjust the amounts included for equity awards. These modifications are valuation adjustments of Restricted Stock awards, revalued to show the change in fair value as of the reporting date. For detailed reconciliation, please see the tables presented below.

(4)	Value assumes $100 invested on December 31, 2020.

Year	Summary Compensation Table Total for PEO	Minus: Stock Awards Total in Summary Compensation Table for PEO	Plus: Year-over-year change in Fair Value of Outstanding and Unvested Equity Awards	Plus: Fair Value as of the Vesting Date of Equity Awards that Vested during the Year	Compensation Actually Paid to PEO
2021	$3,907,236	$1,648,214	$1,300,034	$2,632,800	$6,191,856
2022	$4,663,141	$2,688,339	$(14,749)	$2,269,518	$4,229,571
2023	$4,373,276	$2,020,233	$(1,381,083)	$2,562,687	$3,534,648
2024	$2,907,581	$2,133,120	$(1,037,531)	$2,315,656	$2,052,586
2025	$3,530,820	$1,110,035	$1,581,825	$1,853,123	$5,855,732

Year	Average Summary Compensation Table Total for NEOs	Minus: Stock Awards Total in Summary Compensation Table for NEO	Plus: Year-over-year change in Fair Value of Outstanding and Unvested Equity Awards	Plus: Fair Value as of the Vesting Date of Equity Awards that Vested during the Year	Compensation Actually Paid to NEOs
2021	$779,180	$168,090	$130,416	$297,244	$1,038,750
2022	$786,565	$221,130	$(66,237)	$237,801	$736,999
2023	$687,999	$197,592	$(220,897)	$229,331	$498,841
2024	$560,134	$207,219	$(68,083)	$131,035	$415,867
2025	$738,724	$119,507	$283,774	$116,374	$1,019,365

(5)	The Peer Group is disclosed in the Performance Graph of SEC Form 10-K, filed March 5, 2026.
(6)
EBITDA, or earnings before interest expense, tax expense (provision), depreciation, and amortization, and Adjusted Diluted Earnings Per Share, are non-GAAP measures, which management believes are important in evaluating the operating results of the Company. EBITDA and Adjusted Diluted Earnings Per Share are non-GAAP financial metrics linked to the annual cash incentive plan. The reconciliation of such is available in the Management’s Discussion & Analysis section of SEC Form 10-K, filed March 5, 2026.

Company Selected Measure Name	Adjusted Diluted Earnings Per Share
Named Executive Officers, Footnote
(1)	Principal Executive Officer (“PEO”) represents Richard S. Warzala, Chairman of the Board of Directors, President and Chief Executive Officer of the Company.
(2)
Named Executive Officers (“NEOs”) represents Ashish R. Bendre, Vice President and President of Allient Orion Group, and Helmut D. Pirthauer, Vice President and President of Allient Dynamos Group for each of the years presented. In the years 2021-2024, Michael R. Leach, Senior Vice President and Robert P. Maida, Senior Vice President and President of Allient Innovum Group were represented as an NEOs. Michael R. Leach retired in June 2024. Robert P. Maida retired in September 2023. In 2023, Kenneth A. May, Chief Technology Officer was represented as an NEO. In 2024 and 2025, James A. Michaud, Senior Vice President and Chief Financial Officer, and Stephen R. Warzala, Chief Growth Officer and President of Allient Defense Business Unit were represented as NEOs.

Peer Group Issuers, Footnote
(5)	The Peer Group is disclosed in the Performance Graph of SEC Form 10-K, filed March 5, 2026.

PEO Total Compensation Amount	$ 3,530,820	$ 2,907,581	$ 4,373,276	$ 4,663,141	$ 3,907,236
PEO Actually Paid Compensation Amount	$ 5,855,732	2,052,586	3,534,648	4,229,571	6,191,856
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid represents the amounts presented in the Summary Compensation Table, modified to adjust the amounts included for equity awards. These modifications are valuation adjustments of Restricted Stock awards, revalued to show the change in fair value as of the reporting date. For detailed reconciliation, please see the tables presented below.

Year	Summary Compensation Table Total for PEO	Minus: Stock Awards Total in Summary Compensation Table for PEO	Plus: Year-over-year change in Fair Value of Outstanding and Unvested Equity Awards	Plus: Fair Value as of the Vesting Date of Equity Awards that Vested during the Year	Compensation Actually Paid to PEO
2021	$3,907,236	$1,648,214	$1,300,034	$2,632,800	$6,191,856
2022	$4,663,141	$2,688,339	$(14,749)	$2,269,518	$4,229,571
2023	$4,373,276	$2,020,233	$(1,381,083)	$2,562,687	$3,534,648
2024	$2,907,581	$2,133,120	$(1,037,531)	$2,315,656	$2,052,586
2025	$3,530,820	$1,110,035	$1,581,825	$1,853,123	$5,855,732

Non-PEO NEO Average Total Compensation Amount	$ 738,724	560,134	687,999	786,565	779,180
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,019,365	415,867	498,841	736,999	1,038,750
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid represents the amounts presented in the Summary Compensation Table, modified to adjust the amounts included for equity awards. These modifications are valuation adjustments of Restricted Stock awards, revalued to show the change in fair value as of the reporting date. For detailed reconciliation, please see the tables presented below.

Year	Average Summary Compensation Table Total for NEOs	Minus: Stock Awards Total in Summary Compensation Table for NEO	Plus: Year-over-year change in Fair Value of Outstanding and Unvested Equity Awards	Plus: Fair Value as of the Vesting Date of Equity Awards that Vested during the Year	Compensation Actually Paid to NEOs
2021	$779,180	$168,090	$130,416	$297,244	$1,038,750
2022	$786,565	$221,130	$(66,237)	$237,801	$736,999
2023	$687,999	$197,592	$(220,897)	$229,331	$498,841
2024	$560,134	$207,219	$(68,083)	$131,035	$415,867
2025	$738,724	$119,507	$283,774	$116,374	$1,019,365

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Company Performance Measures for Linking Executive Compensation to Company Performance

Total Shareholder Return
Net Income
EBITDA
Revenue
Adjusted Diluted Earnings Per Share
Allient has provided the above key performance metrics in our tabular and graphical Pay versus Performance information as shown above. In addition to the key performance metrics listed, the Company utilizes several additional metrics, both financial and non-financial, in determination of compensation for the Principal Executive Officer and Named Executive Officers.

Total Shareholder Return Amount	$ 160.5	72.26	89.5	102.77	107.39
Peer Group Total Shareholder Return Amount	$ 166.84	$ 148.41	$ 137.51	$ 98.14	$ 116.13
Company Selected Measure Amount | $ / shares	2.17	1.49	2.3	1.88	1.6
PEO Name	Richard S. Warzala	Richard S. Warzala	Richard S. Warzala	Richard S. Warzala	Richard S. Warzala
Additional 402(v) Disclosure
Allient utilizes key financial performance metrics in determination of target and actual compensation of the PEO and NEOs. As shown in the above table, as well as the following graphs, Allient utilizes an extensive planning and assessment process to ensure that compensation remains aligned with the overall success of the Company. The Human Capital and Compensation Committee of the Board of Directors maintains oversight and governance over the compensation of the PEO and NEOs.

Net Income (Loss) Available to Common Stockholders, Basic	$ 22,034,000	$ 13,166,000	$ 24,097,000	$ 17,389,000	$ 24,094,000
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	67,316,000	56,045,000	67,151,000	56,859,000	44,456,000
Name	EBITDA
Non-GAAP Measure Description
(6)
EBITDA, or earnings before interest expense, tax expense (provision), depreciation, and amortization, and Adjusted Diluted Earnings Per Share, are non-GAAP measures, which management believes are important in evaluating the operating results of the Company. EBITDA and Adjusted Diluted Earnings Per Share are non-GAAP financial metrics linked to the annual cash incentive plan. The reconciliation of such is available in the Management’s Discussion & Analysis section of SEC Form 10-K, filed March 5, 2026.

Measure:: 4
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	554,478,000	529,968,000	578,634,000	502,988,000	403,516,000
Name	Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Diluted Earnings Per Share
Non-GAAP Measure Description
(6)
EBITDA, or earnings before interest expense, tax expense (provision), depreciation, and amortization, and Adjusted Diluted Earnings Per Share, are non-GAAP measures, which management believes are important in evaluating the operating results of the Company. EBITDA and Adjusted Diluted Earnings Per Share are non-GAAP financial metrics linked to the annual cash incentive plan. The reconciliation of such is available in the Management’s Discussion & Analysis section of SEC Form 10-K, filed March 5, 2026.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,110,035)	$ (2,133,120)	$ (2,020,233)	$ (2,688,339)	$ (1,648,214)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,581,825	(1,037,531)	(1,381,083)	(14,749)	1,300,034
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,853,123	2,315,656	2,562,687	2,269,518	2,632,800
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,507)	(207,219)	(197,592)	(221,130)	(168,090)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	283,774	(68,083)	(220,897)	(66,237)	130,416
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 116,374	$ 131,035	$ 229,331	$ 237,801	$ 297,244